Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Subsidiaries [Abstract]
Schedule of Presented Hereunder is a List of the Group’s Subsidiaries	Presented hereunder is a list of the main Group’s subsidiaries:
	Principal location of the	2022	2023
Name of company	company’s activity	%	%
Nano Dimension Technologies Ltd.	Israel	100%	100%
Nano Dimension USA Inc.	USA	100%	100%
Nano Dimension (HK) Limited	Asia-Pacific	100%	100%
Nano Dimension Australia Pty Ltd. (1)	Australia	—%	100%
Nano Dimension GmbH	Germany	100%	100%
J.A.M.E.S GmbH	Germany	50%	50%
Essemtec AG	Switzerland	100%	100%
Nano Dimension Swiss GmbH	Switzerland	100%	100%
Global Inkjet Systems Ltd. (2)	UK	100%	100%
Formatec Holding B.V. (2)	Netherlands	100%	100%
(1)	In January 2023, the Company established an Australian-based subsidiary, Nano Australia. Nano Australia will perform sales and marketing activity and engage in possible collaboration agreements.

(2)	See note 9B.

Schedule of Acquisition Date Fair Value of Each Major Class of Consideration	The following table summarizes the acquisition date fair value of each major class of consideration:
Cash	23,568
Deferred consideration	772
Earn-out cash consideration – Contingent consideration	5,196
Total consideration transferred	29,536

Schedule of Recognized Amounts of Assets Acquired and Liabilities	The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.
Cash and cash equivalents	5,409
Inventories	3,396
Other current assets	1,199
Property and equipment, net	139
Technology	5,924
Customer relationships	548
Goodwill	14,580
Trade accounts payable	(12)
Other accounts payable and accrued expenses	(1,064)
Deferred tax	(583)
Total identifiable net assets acquired	29,536

Cash and cash equivalents	712
Trade and other receivables	691
Inventory	827
Property and equipment, net	480
Right-of-use assets	627
Deferred tax asset	857
Customer relationships	1,690
Intangible assets	3,237
Goodwill	7,470
Trade and other payables	(1,275)
Lease liability	(434)
Deferred tax liabilities	(1,271)
Total identifiable net assets acquired	13,611

Schedule of Cash Flows Derived	The aggregate cash flows derived for the Group as a result of the acquisition:
Cash and cash equivalents paid	(23,568)
Cash and cash equivalents of GIS	5,409
(18,159)
Cash and cash equivalents paid	(13,611)
Cash and cash equivalents of Formatec Holding	712
(12,899)